EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share
During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2017, 2016 and 2015, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	43,794	32,139	24,971

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2017	2016	2015
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968